Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow from Operating Activities
Net Loss	$ (23,205,456)	$ (6,229,639)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	27,983	24,807
Business combination cost	900,152
Stock-based compensation expense		1,599,586
Cash Held in Trust Account	29,029,416	88,291,558
Prepaid Expenses	(64,594)
Other current assets		(875,803)
Accounts payable and accrued Expenses	1,369,825	1,929,787
Accounts receivable, net of allowance	(132,665)	72,767
Deferred Revenue & Customer Deposits	70,314	(458,667)
Amount due to related party	(300)	11,500
Exercise tax liability	113,353
Extension loan	445,840	2,545,838
Franchise tax payable	(69,966)	(94,043)
Income Tax Payable	(94,833)	214,850
Working capital loan	(168,159)	207,081
Net cash flows used in operating activities	8,220,910	87,239,622
Cash used for Investing Activities
Purchase of property and equipment	(43,757)	(58,137)
Cash flow from Financing Activities
Class B Common Stock		137
Proceeds (repayment) from issuance of convertible promissory note payable	(10,680,772)	5,543,162
Proceeds from issuance of PIPE Convertible Notes and Warrants	1,549,820
Proceed from related party loan	465,024
Proceeds from Canada Emergency Business Loan Act	529	(2,754)
Common Stock Subject to Redemption	(28,750,109)	(88,549,890)
Deferred underwriting fee	(500,000)
Warrant liability	(337,976)	(4,489,110)
Additional Paid-in Capital	18,189,350	2,825,823
Class A Common Stock	(59)
Class B Common Stock	(425)
Retained Earnings adjustment	11,632,743	(3,359,594)
Net cash flows from financing activities	(8,431,875)	(88,032,226)
Net change in cash and cash equivalents	(254,722)	(850,741)
Cash and Cash Equivalents, Beginning	301,730	1,152,471
Cash and Cash Equivalents, Ending	$ 47,008	$ 301,730